United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 12, 2007

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$251,307,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Piccadilly Cafeterias  com   719567109            0   36,700 SH          sole                 36,700       0       0
Blast Energy Services  com   093440105           33   91,900 SH          sole                 91,900       0       0
ChevronTexaco Corp     com   166764100          202    2,752 SH          sole                  2,752       0       0
Amgen Inc              com   031162100          209    3,064 SH          sole                  3,064       0       0
Biomet Inc             com   090613100          241    5,850 SH          sole                  5,850       0       0
BP Amoco PLC           com   055622104          250    3,729 SH          sole                  3,729       0       0
Altria Group Inc       com   02209s103          284    3,310 SH          sole                  3,310       0       0
General Electric Co.   com   369604103          446   12,000 SH          sole                 12,000       0       0
Pepsico Inc            com   713448108          467    7,467 SH          sole                  7,467       0       0
Avis Budget Group Inc  com   053774105        1,168   53,845 SH          sole                 53,845       0       0
Exxon Mobil Corp       com   30231g102        1,629   21,260 SH          sole                 21,260       0       0
Abbott Laboratories    com   002824100        1,981   40,664 SH          sole                 40,664       0       0
Wyeth                  com   983024100        2,718   53,372 SH          sole                 53,372       0       0
Wyndham Worldwide      com   98310w108        3,516  109,794 SH          sole                109,794       0       0
Bristol Myers Squibb   com   110122108        4,214  160,100 SH          sole                160,100       0       0
American Int'l Group   com   026874107        4,881   68,113 SH          sole                 68,113       0       0
TJX Companies Inc      com   872540109        4,939  173,176 SH          sole                173,176       0       0
American Express Co    com   025816109        5,035   82,986 SH          sole                 82,986       0       0
Forest Laboratories I  com   345838106        5,041   99,620 SH          sole                 99,620       0       0
Progressive Corp       com   743315103        5,070  209,315 SH          sole                209,315       0       0
Unitedhealth Group In  com   91324p102        5,371   99,955 SH          sole                 99,955       0       0
Dell Computer          com   24702r101        5,494  218,978 SH          sole                218,978       0       0
CA Inc.                com   12673p105        5,509  243,240 SH          sole                243,240       0       0
Mercury General Corp   com   589400100        5,554  105,320 SH          sole                105,320       0       0
MBIA Inc               com   55262c100        5,795   79,315 SH          sole                 79,315       0       0
Realogy Corp           com   75605e100        6,608  217,940 SH          sole                217,940       0       0
Tyco Intl Ltd          com   902124106        6,744  221,842 SH          sole                221,842       0       0
Lilly (ELI) & Co.      com   532457108        6,757  129,692 SH          sole                129,692       0       0
Coca-Cola Co.          com   191216100        7,116  147,478 SH          sole                147,478       0       0
Home Depot Inc         com   437076102        7,131  177,565 SH          sole                177,565       0       0
Time Warner Inc        com   887317105        7,482  343,521 SH          sole                343,521       0       0
Merck & Company        com   589331107        7,554  173,252 SH          sole                173,252       0       0
Allstate Corp          com   020002101        8,047  123,597 SH          sole                123,597       0       0
Fairfax Financial      com   303901102        8,050   40,555 SH          sole                 40,555       0       0
Wal-Mart Stores        com   931142103        9,787  211,932 SH          sole                211,932       0       0
Intel Corp             com   458140100        9,938  490,768 SH          sole                490,768       0       0
Berkshire Hathaway     com   084670207       10,273    2,801 SH          sole                  2,801       0       0
Johnson & Johnson      com   478160104       10,790  163,442 SH          sole                163,442       0       0
Sysco Corp.            com   871829107       10,866  295,605 SH          sole                295,605       0       0
Microsoft Corp         com   594918104       11,164  373,878 SH          sole                373,878       0       0
Apollo Group Inc       com   037604105       12,300  315,635 SH          sole                315,635       0       0
Comcast Corp           com   20030n200       12,848  303,870 SH          sole                303,870       0       0
Pfizer, Inc.           com   717081103       13,779  531,999 SH          sole                531,999       0       0
Anheuser-Busch Cos In  com   035229103       14,026  285,077 SH          sole                285,077       0       0